Pay vs Performance Disclosure	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2023	May 09, 2023	Oct. 02, 2023	Dec. 31, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and the Company’s financial performance.
Required Tabular Disclosure of Compensation Actually Paid Versus Performance
The following table provides information on CAP for each person who served as our principal executive officer (“PEO”) and (on average) our non-PEO named executive officers (“non-PEO NEOs”) for the fiscal years ended December 31, 2023, 2022 and 2021 alongside total stockholder return (“TSR”) and net income metrics. CAP listed in each column (c) for persons who served as our PEO and column (e) for our non-PEO NEOs below is not equivalent to actual cash compensation or the value of equity compensation awards that vested during the applicable year. CAP includes, among other items, unpaid amounts of equity incentive compensation that may be realizable in future periods, and as such, the dollar amounts reflected do not fully represent the actual final amount of compensation earned or actually paid during the applicable years.
Year	Summary Compensation Table Total for PEO (Kenny Dichter) ($)(1)	Summary Compensation Table Total for PEO (Todd Smith) ($)(2)	Summary Compensation Table Total for PEO (George Mattson) ($)(3)	Compensation Actually Paid to PEO (Kenny Dichter) ($)(4)	Compensation Actually Paid to PEO (Todd Smith) ($)(5)	Compensation Actually Paid to PEO (George Mattson) ($)(6)	Average Summary Compensation Table Total for non-PEO NEOs ($)(7)	Average Compensation Actually Paid to non-PEO NEOs ($)(8)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($)(9)	Net Income (Loss) ($ in millions)(10)
(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)
2023	$5,612,604	$4,414,756	$148,978,853	$2,305,627	$1,851,971	$223,078,853	$1,512,416	$789,098	$3.55	$(487.4)
2022	$8,650,754	$—	$—	$(11,605,222)	$—	$—	$3,008,812	$398,569	$10.67	$(555.5)
2021	$9,505,783	$—	$—	$26,418,227	$—	$—	$4,298,419	$4,061,711	$48.08	$(197.2)
(1)
For 2023, 2022 and 2021, represents amounts for Mr. Dichter, who served as our PEO from July 13, 2021 to May 9, 2023, calculated as required for the purpose of the Summary Compensation Table. Amounts for 2021 reflect Mr. Dichter’s full compensation for such period.

(2)
For 2023, represents amounts for Mr. Smith, who served as our interim PEO from May 9, 2023 to October 2, 2023, calculated as required for the purpose of the Summary Compensation Table. No amounts are shown for 2022 and 2021, because Mr. Smith did not serve as PEO at any point during such periods.

(3)
For 2023, represents amounts for Mr. Mattson, who has served as our PEO since October 2, 2023, calculated as required for the purpose of the Summary Compensation Table. No amounts are shown for 2022 and 2021, because Mr. Mattson did not serve as PEO at any point during such periods.

(4)
CAP, as calculated in accordance with SEC rules, does not fully represent the actual final amount of compensation earned or actually paid during the applicable years. The aggregate value of cash compensation and perquisites and other benefits paid to Mr. Dichter for 2023 was $5,612,604. The adjustments made to total compensation for each year to determine CAP for Mr. Dichter, which include, among other things, unpaid amounts of equity incentive compensation that were realizable in future periods, are shown in the tables below and were calculated pursuant to applicable SEC rules.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of CAP Calculated Using SEC Methodology ($)(b)		CAP Total ($)
2023	$5,612,604	—	$—	+	$(3,306,977)	=	$2,305,627
2022	$8,650,754	—	$3,595,000	+	$(16,660,976)	=	$(11,605,222)
2021	$9,505,783	—	$—	+	$16,912,444	=	$26,418,227
(a)	Represents the total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for the applicable year for Mr. Dichter.
(b)
The fair value of equity component of the CAP calculation was determined in accordance with SEC rules. Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted to Mr. Dichter during the applicable year, the CAP table above requires us to calculate equity fair value for Mr. Dichter as set forth in the applicable SEC rules and summarized in the table below:

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($))		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Fair Value of Equity for CAP ($)
2023	$—	+	$—	+	$(840,127)	+	$ —	+	$ —	+	$ —	—	$2,466,850	=	$(3,306,977)
2022	$2,039,400	+	$(4,850,309)	+	$(13,850,067)	+	$—	+	$—	+	$—	—	$—	=	$(16,660,976)
2021	$—	+	$15,116,756	+	$1,795,688	+	$ —	+	$—	+	$—	—	$—	=	$16,912,444
(5)
CAP, as calculated in accordance with SEC rules, does not fully represent the actual final amount of compensation earned or actually paid during 2023. The aggregate value of cash compensation and perquisites and other benefits paid to Mr. Smith for 2023 was $1,530,346. The adjustments made to total compensation for 2023 to determine CAP for Mr. Smith, which include, among other things, unpaid amounts of equity incentive compensation that may be realizable in future periods, are shown in the tables below and were calculated pursuant to applicable SEC rules. No amounts are shown for 2022 and 2021, because Mr. Smith did not serve as PEO at any point during such periods.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of CAP Calculated Using SEC Methodology ($)(b)		CAP Total ($)
2023	$4,414,756	—	$2,884,410	+	$321,625	=	$1,851,971
(a)	Represents the total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for Mr. Smith.
(b)
The fair value of equity component of the CAP calculation was determined in accordance with SEC rules. Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted to Mr. Smith during the applicable year, the CAP table above requires us to calculate equity fair value for Mr. Smith as set forth in the applicable SEC rules and summarized in the table below. The “Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End” column excludes certain PSUs forfeited as of December 31, 2023 as a result of the non-achievement of certain Adjusted EBITDA and Relative TSR vesting conditions related to one-year performance for fiscal year 2023.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Fair Value of Equity for CAP ($)
2023	$1,261,112	+	$(469,743)	+	$(469,743)	+	$ —	+	$ —	+	$ —	—	$ —	=	$321,625
(6)
CAP, as calculated in accordance with SEC rules, does not fully represent the actual final amount of compensation earned or actually paid during the applicable year. The aggregate value of cash compensation and perquisites and other benefits paid to Mr. Mattson for 2023 was $578,853. The adjustments made to total compensation for 2023 to determine CAP for Mr. Mattson, which include, among other things, unpaid amounts of equity incentive compensation that require the satisfaction of both performance- and service-based vesting conditions under the CEO Performance Award, if at all, that may be realizable in future periods, are shown in the tables below and were calculated pursuant to applicable SEC rules. The Investor Multiple on Invested Capital will need to be greater than 6.5x for the CEO Performance Award, if realized upon the satisfaction of both performance- and service-based vesting conditions in connection with the Final Determination Date, to be fully settled at a level consistent with the estimated fair value required to be included in CAP in the “Fair Value of CAP Calculated Using SEC Methodology” column below. No amounts are shown for 2022 and 2021, because Mr. Mattson did not serve as PEO at any point during such periods.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of CAP Calculated Using SEC Methodology ($)(b)		CAP Total ($)
2023	$148,978,853	—	$148,400,000	+	$222,500,000	=	$223,078,853
(a)	Represents the total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for Mr. Mattson.
(b)
The fair value of equity component of the CAP calculation was determined in accordance with SEC rules. Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted to Mr. Mattson during the applicable year, the CAP table above requires us to calculate equity fair value for Mr. Mattson as set forth in the applicable SEC rules and summarized in the table below. For the CEO Performance Award, if realized, to be fully settled in connection with the Final Determination Date at a level consistent with the estimated fair value required to be included in CAP as calculated pursuant to applicable SEC rules in the “Year End Fair Value of Current Year Awards Outstanding and Unvested as of Year End” column below, the Investor Multiple on Invested Capital will need to be greater than 6.5x. The CEO Performance Award had a derived service period of 5.2 years at the time of grant.
Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Fair Value of Equity for CAP ($)
2023	$222,500,000	+	$ —	+	$ —	+	$ —	+	$ —	+	$ —	—	$ —	=	$222,500,000
(7)
Represents amounts for our non-PEO NEOs calculated for the purpose of the Summary Compensation Table for the applicable periods. Our non-PEO NEOs, for the purpose of calculating averages in the table above, are the following individuals: (i) for 2023, Mark Briffa and Laura Heltebran; (ii) for 2022, Todd Smith, Stevens Sainte-Rose, Lee Applbaum, Laura Heltebran, Eric Jacobs, Eric Cabezas, Vinayak Hegde and Jason Horowitz; and (iii) for 2021, Eric Jacobs, Vinayak Hegde, Jason Horowitz and Lee Applbaum.

(8)
CAP, as calculated in accordance with SEC rules, does not fully represent the actual final amount of compensation earned or actually paid during the applicable year. The aggregate value of average cash compensation and perquisites and other benefits paid to our non-PEO NEOs for 2023 was $984,220. The adjustments made to total compensation for each year to determine CAP for our non-PEO NEOs, which include, among other things, unpaid amounts of equity incentive compensation that may be realizable in future periods, are shown in the tables below and were calculated pursuant to applicable SEC rules.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of CAP Calculated Using SEC Methodology ($)(b)		CAP Total ($)
2023	$1,512,416	—	$528,196	+	$(195,123)	=	$789,098
2022	$3,008,812	—	$1,871,198	+	$(739,045)	=	$398,569
2021	$4,298,419	—	$3,344,897	+	$3,108,190	=	$4,061,711
(a)	Represents the average total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for the applicable year for our non-PEO NEOs.
(b)
The fair value of equity component of the CAP calculation was determined in accordance with SEC rules. Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted to each of our non-PEO NEOs during the applicable year, the CAP table above requires us to calculate average equity fair value for our non-PEO NEOs as set forth in the applicable SEC rules and summarized in the table below. The “Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End” column excludes certain PSUs forfeited as of December 31, 2023 as a result of the non-achievement of certain Adjusted EBITDA and Relative TSR vesting conditions related to one-year performance for fiscal year 2023.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During The Current Year ($)		Fair Value of Equity for CAP ($)
2023	$155,318	+	$(192,700)	+	$(157,741)	+	$ —	+	$—	+	$ —	—	$—	=	$(195,123)
2022	$341,132	+	$(209,308)	+	$(747,408)	+	$—	+	$191,383	+	$—	—	$314,844	=	$(739,045)
2021	$2,310,568	+	$(819,551)	+	$1,168,291	+	$—	+	$448,882	+	$—	—	$—	=	$3,108,190
(9)	Pursuant to SEC rules, the TSR amounts assume an initial investment of $100 on November 13, 2020, the date that Aspirational’s Class A ordinary shares were first quoted on the NYSE.
(10)
Reflects Net income (loss) attributable to Wheels Up stockholders prepared in accordance with U.S. GAAP as shown in Wheels Up’s consolidated statements of operations for each of the periods reflected in the table as set forth in our Annual Reports on Form 10-K for the years ended December 31, 2023 and 2022, as applicable.

Named Executive Officers, Footnote
(1)
For 2023, 2022 and 2021, represents amounts for Mr. Dichter, who served as our PEO from July 13, 2021 to May 9, 2023, calculated as required for the purpose of the Summary Compensation Table. Amounts for 2021 reflect Mr. Dichter’s full compensation for such period.

(2)
For 2023, represents amounts for Mr. Smith, who served as our interim PEO from May 9, 2023 to October 2, 2023, calculated as required for the purpose of the Summary Compensation Table. No amounts are shown for 2022 and 2021, because Mr. Smith did not serve as PEO at any point during such periods.

(3)
For 2023, represents amounts for Mr. Mattson, who has served as our PEO since October 2, 2023, calculated as required for the purpose of the Summary Compensation Table. No amounts are shown for 2022 and 2021, because Mr. Mattson did not serve as PEO at any point during such periods.

(7)
Represents amounts for our non-PEO NEOs calculated for the purpose of the Summary Compensation Table for the applicable periods. Our non-PEO NEOs, for the purpose of calculating averages in the table above, are the following individuals: (i) for 2023, Mark Briffa and Laura Heltebran; (ii) for 2022, Todd Smith, Stevens Sainte-Rose, Lee Applbaum, Laura Heltebran, Eric Jacobs, Eric Cabezas, Vinayak Hegde and Jason Horowitz; and (iii) for 2021, Eric Jacobs, Vinayak Hegde, Jason Horowitz and Lee Applbaum.

Adjustment To PEO Compensation, Footnote
(4)
CAP, as calculated in accordance with SEC rules, does not fully represent the actual final amount of compensation earned or actually paid during the applicable years. The aggregate value of cash compensation and perquisites and other benefits paid to Mr. Dichter for 2023 was $5,612,604. The adjustments made to total compensation for each year to determine CAP for Mr. Dichter, which include, among other things, unpaid amounts of equity incentive compensation that were realizable in future periods, are shown in the tables below and were calculated pursuant to applicable SEC rules.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of CAP Calculated Using SEC Methodology ($)(b)		CAP Total ($)
2023	$5,612,604	—	$—	+	$(3,306,977)	=	$2,305,627
2022	$8,650,754	—	$3,595,000	+	$(16,660,976)	=	$(11,605,222)
2021	$9,505,783	—	$—	+	$16,912,444	=	$26,418,227
(a)	Represents the total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for the applicable year for Mr. Dichter.
(b)
The fair value of equity component of the CAP calculation was determined in accordance with SEC rules. Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted to Mr. Dichter during the applicable year, the CAP table above requires us to calculate equity fair value for Mr. Dichter as set forth in the applicable SEC rules and summarized in the table below:

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($))		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Fair Value of Equity for CAP ($)
2023	$—	+	$—	+	$(840,127)	+	$ —	+	$ —	+	$ —	—	$2,466,850	=	$(3,306,977)
2022	$2,039,400	+	$(4,850,309)	+	$(13,850,067)	+	$—	+	$—	+	$—	—	$—	=	$(16,660,976)
2021	$—	+	$15,116,756	+	$1,795,688	+	$ —	+	$—	+	$—	—	$—	=	$16,912,444
(5)
CAP, as calculated in accordance with SEC rules, does not fully represent the actual final amount of compensation earned or actually paid during 2023. The aggregate value of cash compensation and perquisites and other benefits paid to Mr. Smith for 2023 was $1,530,346. The adjustments made to total compensation for 2023 to determine CAP for Mr. Smith, which include, among other things, unpaid amounts of equity incentive compensation that may be realizable in future periods, are shown in the tables below and were calculated pursuant to applicable SEC rules. No amounts are shown for 2022 and 2021, because Mr. Smith did not serve as PEO at any point during such periods.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of CAP Calculated Using SEC Methodology ($)(b)		CAP Total ($)
2023	$4,414,756	—	$2,884,410	+	$321,625	=	$1,851,971
(a)	Represents the total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for Mr. Smith.
(b)
The fair value of equity component of the CAP calculation was determined in accordance with SEC rules. Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted to Mr. Smith during the applicable year, the CAP table above requires us to calculate equity fair value for Mr. Smith as set forth in the applicable SEC rules and summarized in the table below. The “Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End” column excludes certain PSUs forfeited as of December 31, 2023 as a result of the non-achievement of certain Adjusted EBITDA and Relative TSR vesting conditions related to one-year performance for fiscal year 2023.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Fair Value of Equity for CAP ($)
2023	$1,261,112	+	$(469,743)	+	$(469,743)	+	$ —	+	$ —	+	$ —	—	$ —	=	$321,625
(6)
CAP, as calculated in accordance with SEC rules, does not fully represent the actual final amount of compensation earned or actually paid during the applicable year. The aggregate value of cash compensation and perquisites and other benefits paid to Mr. Mattson for 2023 was $578,853. The adjustments made to total compensation for 2023 to determine CAP for Mr. Mattson, which include, among other things, unpaid amounts of equity incentive compensation that require the satisfaction of both performance- and service-based vesting conditions under the CEO Performance Award, if at all, that may be realizable in future periods, are shown in the tables below and were calculated pursuant to applicable SEC rules. The Investor Multiple on Invested Capital will need to be greater than 6.5x for the CEO Performance Award, if realized upon the satisfaction of both performance- and service-based vesting conditions in connection with the Final Determination Date, to be fully settled at a level consistent with the estimated fair value required to be included in CAP in the “Fair Value of CAP Calculated Using SEC Methodology” column below. No amounts are shown for 2022 and 2021, because Mr. Mattson did not serve as PEO at any point during such periods.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of CAP Calculated Using SEC Methodology ($)(b)		CAP Total ($)
2023	$148,978,853	—	$148,400,000	+	$222,500,000	=	$223,078,853
(a)	Represents the total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for Mr. Mattson.
(b)
The fair value of equity component of the CAP calculation was determined in accordance with SEC rules. Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted to Mr. Mattson during the applicable year, the CAP table above requires us to calculate equity fair value for Mr. Mattson as set forth in the applicable SEC rules and summarized in the table below. For the CEO Performance Award, if realized, to be fully settled in connection with the Final Determination Date at a level consistent with the estimated fair value required to be included in CAP as calculated pursuant to applicable SEC rules in the “Year End Fair Value of Current Year Awards Outstanding and Unvested as of Year End” column below, the Investor Multiple on Invested Capital will need to be greater than 6.5x. The CEO Performance Award had a derived service period of 5.2 years at the time of grant.
Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Fair Value of Equity for CAP ($)
2023	$222,500,000	+	$ —	+	$ —	+	$ —	+	$ —	+	$ —	—	$ —	=	$222,500,000

Non-PEO NEO Average Total Compensation Amount					$ 1,512,416	$ 3,008,812	$ 4,298,419
Non-PEO NEO Average Compensation Actually Paid Amount					$ 789,098	398,569	4,061,711
Adjustment to Non-PEO NEO Compensation Footnote
(8)
CAP, as calculated in accordance with SEC rules, does not fully represent the actual final amount of compensation earned or actually paid during the applicable year. The aggregate value of average cash compensation and perquisites and other benefits paid to our non-PEO NEOs for 2023 was $984,220. The adjustments made to total compensation for each year to determine CAP for our non-PEO NEOs, which include, among other things, unpaid amounts of equity incentive compensation that may be realizable in future periods, are shown in the tables below and were calculated pursuant to applicable SEC rules.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of CAP Calculated Using SEC Methodology ($)(b)		CAP Total ($)
2023	$1,512,416	—	$528,196	+	$(195,123)	=	$789,098
2022	$3,008,812	—	$1,871,198	+	$(739,045)	=	$398,569
2021	$4,298,419	—	$3,344,897	+	$3,108,190	=	$4,061,711
(a)	Represents the average total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for the applicable year for our non-PEO NEOs.
(b)
The fair value of equity component of the CAP calculation was determined in accordance with SEC rules. Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted to each of our non-PEO NEOs during the applicable year, the CAP table above requires us to calculate average equity fair value for our non-PEO NEOs as set forth in the applicable SEC rules and summarized in the table below. The “Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End” column excludes certain PSUs forfeited as of December 31, 2023 as a result of the non-achievement of certain Adjusted EBITDA and Relative TSR vesting conditions related to one-year performance for fiscal year 2023.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During The Current Year ($)		Fair Value of Equity for CAP ($)
2023	$155,318	+	$(192,700)	+	$(157,741)	+	$ —	+	$—	+	$ —	—	$—	=	$(195,123)
2022	$341,132	+	$(209,308)	+	$(747,408)	+	$—	+	$191,383	+	$—	—	$314,844	=	$(739,045)
2021	$2,310,568	+	$(819,551)	+	$1,168,291	+	$—	+	$448,882	+	$—	—	$—	=	$3,108,190

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Financial Performance Measures
Certain one-time events during 2023 impacted CAP to persons who served as our PEO in 2023, including: (i) the departure on May 9, 2023 of our former PEO, Mr. Dichter, which upon separation resulted in a one-time cash severance payment (increase to CAP), the accelerated vesting of certain RSUs (increase to CAP) and the forfeiture of certain PSUs and RSUs (decrease to CAP); (ii) Mr. Smith’s service as interim PEO in addition to his duties as Chief Financial Officer from May 9, 2023 to October 2, 2023, for which he received additional cash and equity compensation for his expanded role (increase to CAP); and (iii) the grant of the CEO Performance Award to Mr. Mattson, our current PEO, on November 30, 2023 (increase to CAP), which is a one-time performance award that had a derived service period of 5.2 years at the time of grant and will vest, if at all, subject to the satisfaction of both performance- and service-based vesting conditions that were not met as of December 31, 2023. For the CEO Performance Award, if realized, to be fully settled in connection with the Final Determination Date at a level consistent with the estimated fair value required to be included in CAP, the Investor Multiple on Invested Capital will need to be greater than 6.5x.
Our TSR was lower in 2023 compared to 2022 and 2021. Excluding the impact of the CEO Performance Award, CAP to persons who served as our PEO and average CAP to our non-PEO NEOs were relatively lower in 2023 compared to the average CAP to our PEO and non-PEO NEOs in 2022 and 2021, which encompassed the first full year that the Company’s Common Stock was publicly traded. Such lower CAP was due in part to overall lower prices per share of our Common Stock since 2022 that resulted in generally lower values for vested and unvested equity awards. We do not use TSR to make compensation decisions; however, we used Relative TSR to determine whether certain PSUs that were granted in the first quarter of 2023 vested. Such PSUs do not vest until the end of a three-year performance period, subject to continued service of the recipient. Certain PSUs that used Relative TSR for the one-year performance period for 2023 were forfeited effective as of December 31, 2023, which reduced CAP to Mr. Smith and average CAP to our non-PEO NEOs.
Executive compensation information, and TSR and Net income (loss) figures for 2023, 2022 and 2021 reflect results for Wheels Up for the full fiscal years ended December 31, 2023, 2022 and 2021. TSR for 2021 reflects the combined TSR of Aspirational from January 1, 2021 through July 13, 2021, the closing date of the Business Combination, and of Wheels Up from July 14, 2021 through December 31, 2023.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Financial Performance Measures
Certain one-time events during 2023 impacted CAP to persons who served as our PEO in 2023, including: (i) the departure on May 9, 2023 of our former PEO, Mr. Dichter, which upon separation resulted in a one-time cash severance payment (increase to CAP), the accelerated vesting of certain RSUs (increase to CAP) and the forfeiture of certain PSUs and RSUs (decrease to CAP); (ii) Mr. Smith’s service as interim PEO in addition to his duties as Chief Financial Officer from May 9, 2023 to October 2, 2023, for which he received additional cash and equity compensation for his expanded role (increase to CAP); and (iii) the grant of the CEO Performance Award to Mr. Mattson, our current PEO, on November 30, 2023 (increase to CAP), which is a one-time performance award that had a derived service period of 5.2 years at the time of grant and will vest, if at all, subject to the satisfaction of both performance- and service-based vesting conditions that were not met as of December 31, 2023. For the CEO Performance Award, if realized, to be fully settled in connection with the Final Determination Date at a level consistent with the estimated fair value required to be included in CAP, the Investor Multiple on Invested Capital will need to be greater than 6.5x.
Net income (loss) improved in 2023 compared to 2022, primarily as a result of the regionalization of our member programs, a focus on more profitable flying and the divestiture of the non-core aircraft management business on September 30, 2023. We did not use Net income (loss) as a metric when determining 2023 or 2022 compensation decisions our PEOs and non-PEO NEOs.
Executive compensation information, and TSR and Net income (loss) figures for 2023, 2022 and 2021 reflect results for Wheels Up for the full fiscal years ended December 31, 2023, 2022 and 2021. TSR for 2021 reflects the combined TSR of Aspirational from January 1, 2021 through July 13, 2021, the closing date of the Business Combination, and of Wheels Up from July 14, 2021 through December 31, 2023.

Total Shareholder Return Amount					$ 3.55	10.67	48.08
Net Income (Loss)					(487,400,000)	$ (555,500,000)	(197,200,000)
PEO Name	Mr. Mattson	Mr. Dichter	Mr. Smith	Mr. Dichter		Mr. Dichter
Kenny Dichter [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					5,612,604	$ 8,650,754	9,505,783
PEO Actually Paid Compensation Amount					2,305,627	(11,605,222)	26,418,227
Todd Smith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					4,414,756	0	0
PEO Actually Paid Compensation Amount					1,851,971	0	0
George Mattson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					148,978,853	0	0
PEO Actually Paid Compensation Amount					223,078,853	0	0
PEO [Member] | Kenny Dichter [Member]
Pay vs Performance Disclosure
Aggregate Value of Cash Compensation and Perquisites and Other Benefits Paid					5,612,604
PEO [Member] | Kenny Dichter [Member] | Grant Date Fair Value of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(3,595,000)	0
PEO [Member] | Kenny Dichter [Member] | Fair Value of CAP Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,306,977)	(16,660,976)	16,912,444
PEO [Member] | Kenny Dichter [Member] | Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	2,039,400	0
PEO [Member] | Kenny Dichter [Member] | Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(4,850,309)	15,116,756
PEO [Member] | Kenny Dichter [Member] | Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(840,127)	(13,850,067)	1,795,688
PEO [Member] | Kenny Dichter [Member] | Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
PEO [Member] | Kenny Dichter [Member] | Fair Value as of Vesting Date for Current Year Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
PEO [Member] | Kenny Dichter [Member] | Value as of Vesting Date for Dividend Equivalents that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
PEO [Member] | Kenny Dichter [Member] | Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,466,850)	0	0
PEO [Member] | Todd Smith [Member]
Pay vs Performance Disclosure
Aggregate Value of Cash Compensation and Perquisites and Other Benefits Paid					1,530,346
PEO [Member] | Todd Smith [Member] | Grant Date Fair Value of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,884,410)
PEO [Member] | Todd Smith [Member] | Fair Value of CAP Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					321,625
PEO [Member] | Todd Smith [Member] | Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,261,112
PEO [Member] | Todd Smith [Member] | Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(469,743)
PEO [Member] | Todd Smith [Member] | Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(469,743)
PEO [Member] | Todd Smith [Member] | Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO [Member] | Todd Smith [Member] | Fair Value as of Vesting Date for Current Year Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO [Member] | Todd Smith [Member] | Value as of Vesting Date for Dividend Equivalents that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO [Member] | Todd Smith [Member] | Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO [Member] | George Mattson [Member]
Pay vs Performance Disclosure
Aggregate Value of Cash Compensation and Perquisites and Other Benefits Paid					$ 578,853
Minimum Investor Multiplier Applied on Invested Capital for Performance Awards					6.5
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Requisite Service Period					5 years 2 months 12 days
PEO [Member] | George Mattson [Member] | Grant Date Fair Value of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (148,400,000)
PEO [Member] | George Mattson [Member] | Fair Value of CAP Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					222,500,000
PEO [Member] | George Mattson [Member] | Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					222,500,000
PEO [Member] | George Mattson [Member] | Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO [Member] | George Mattson [Member] | Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO [Member] | George Mattson [Member] | Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO [Member] | George Mattson [Member] | Fair Value as of Vesting Date for Current Year Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO [Member] | George Mattson [Member] | Value as of Vesting Date for Dividend Equivalents that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO [Member] | George Mattson [Member] | Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Aggregate Value of Cash Compensation and Perquisites and Other Benefits Paid					984,220
Non-PEO NEO [Member] | Grant Date Fair Value of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(528,196)	(1,871,198)	(3,344,897)
Non-PEO NEO [Member] | Fair Value of CAP Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(195,123)	(739,045)	3,108,190
Non-PEO NEO [Member] | Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					155,318	341,132	2,310,568
Non-PEO NEO [Member] | Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(192,700)	(209,308)	(819,551)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(157,741)	(747,408)	1,168,291
Non-PEO NEO [Member] | Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
Non-PEO NEO [Member] | Fair Value as of Vesting Date for Current Year Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	191,383	448,882
Non-PEO NEO [Member] | Value as of Vesting Date for Dividend Equivalents that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
Non-PEO NEO [Member] | Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0	$ (314,844)	$ 0